Expense Example	Dec. 31, 2024 USD ($)
Lazard Emerging Markets Opportunities ETF | Lazard Emerging Markets Opportunities ETF | Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	239
Lazard Equity Megatrends ETF | Lazard Equity Megatrends ETF | Lazard Equity Megatrends ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	181
Lazard International Dynamic Equity ETF | Lazard International Dynamic Equity ETF | Lazard International Dynamic Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	127
Lazard Japanese Equity ETF | Lazard Japanese Equity ETF | Lazard Japanese Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	191
Lazard Next Gen Technologies ETF | Lazard Next Gen Technologies ETF | Lazard Next Gen Technologies ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	$ 181